Investments - Summary of Investments in Marketable Equity Securities with Readily Determinable Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Invitae
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	0	2,769,189
Fair value	$ 0	$ 115,780
Invitae | Short-term
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)		2,769,189
Cost basis		$ 100,822
Fair value		115,780
Total cumulative unrealized gain (loss)		$ 14,958
OncoCyte
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	0	88,101
Fair value	$ 0	$ 211
OncoCyte | Short-term
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)		88,101
Cost basis		$ 230
Fair value		211
Total cumulative unrealized gain (loss)		$ (19)
Oncimmune Holdings plc (Oncimmune)
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	0	560,416
Fair value	$ 0	$ 1,258
Oncimmune Holdings plc (Oncimmune) | Short-term
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)		560,416
Cost basis		$ 657
Fair value		1,258
Total cumulative unrealized gain (loss)		$ 601
HTG Molecular Diagnostics, Inc (HTGM)
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	0	55,556
Fair value	$ 0	$ 266
HTG Molecular Diagnostics, Inc (HTGM) | Long-Term
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)		55,556
Cost basis		$ 2,000
Fair value		266
Total cumulative unrealized gain (loss)		$ (1,734)